Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Capital management
Schedule of capital management

There were no changes in the Company’s approach to capital management during the year ended December 31, 2019. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	December 31,	December 31,
	2018	2019
	(in thousands)
Total liabilities	$394,391	387,237
Less: cash and cash equivalents	106,437	101,055
	$287,954	286,182
Equity attributable to owners of Himax Technologies, Inc.	$446,548	432,987